Basis of presentation and general information (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

Company	Country of Incorporation	Vessel Delivery Date	Vessel Owned
Globus Shipmanagement Corp.	Marshall Islands	–	Management Co.
Devocean Maritime Ltd.	Marshall Islands	December 18, 2007	m/v River Globe
Artful Shipholding S.A.	Marshall Islands	June 22, 2011	m/v Moon Globe***
Serena Maritime Limited	Marshall Islands	October 29,2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20,2021	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe
Calypso Shipholding S.A.	Marshall Islands	January 25, 2024	m/v GLBS Hero
Daxos Maritime Limited	Marshall Islands	–	Hull No: NE-442**
Paralus Shipholding S.A.	Marshall Islands	–	Hull No: NE-443*
Olympia Shipholding S.A.	Marshall Islands	–	Hull No: S-K192*
Thalia Shipholding S.A.	Marshall Islands	–	Hull No: S-3012*
Domina Maritime Ltd.	Marshall Islands	–	–
Dulac Maritime S.A.	Marshall Islands	–	–
Longevity Maritime Limited	Malta	–	–

*	New building vessels
**	New building vessel. On February 23, 2024, Globus, through its subsidiary Daxos Maritime Limited, entered into a $28 million (absolute amount) sale and leaseback agreement (refer to Note 8(c)). On August 20, 2024, the Company took delivery of the newbuilding vessel, named “m/v GLBS Might”.
***	On May 28, 2024, the Company, through its subsidiary Artful Shipholding S.A., entered into an agreement to sell the 2005-built Moon Globe, the vessel was delivered to her new owners on July 8, 2024 (refer to Note 5).